1095 Avenue of the Americas

New York, NY 10036-6797

+1 212 298 3500    Main

+1 212 298 3599    Fax

www.dechert.com

__________________________________

NEEMA NASSIRI

neema.nassiri@dechert.com

+1 212 641 5633    Direct

+1 212 698 0420    Fax

January 3, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re: Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 853 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Enhanced Dividend Global Equity Portfolio and Goldman Sachs Tax-Advantaged Global Equity Portfolio that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2021.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-641-5633.

Sincerely,

/s/ Neema Nassiri

Neema Nassiri